Accounts Payable And Other Accrued Expenses - Summary of accounts payable and other accrued expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Accounts payable	$ 26,170	$ 32,463
Accrued expenses	34,843	24,133
Payroll liabilities	14,858	5,195
Excise taxes payable	8,675	540
Contract liability	1,182	0
Tax penalty	578	455
Property taxes payable	20	48
Total Accounts payable and other accrued expenses	$ 86,326	$ 62,834